AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 91.0%
Financials – 16.0%
Banks – 6.7%
Bank Leumi Le-Israel BM	899,450	$4,959,535
DBS Group Holdings Ltd.	318,000	4,149,312
Hang Seng Bank Ltd.	185,500	3,160,414
KBC Group NV	83,350	3,782,022
Oversea-Chinese Banking Corp., Ltd.	495,272	3,000,818
Royal Bank of Canada	62,149	3,849,590

		22,901,691

Capital Markets – 4.0%
Euronext NV(a)	40,231	2,962,339
Partners Group Holding AG	8,533	5,842,254
Singapore Exchange Ltd.	720,400	4,639,702

		13,444,295

Insurance – 5.3%
Admiral Group PLC	186,390	5,133,205
Allianz SE (REG)	15,780	2,687,295
Sampo Oyj - Class A	129,140	3,725,539
Swiss Re AG	29,990	2,309,197
Zurich Insurance Group AG	11,340	3,983,817

		17,839,053

		54,185,039

Industrials – 13.2%
Aerospace & Defense – 1.5%
Airbus SE	22,300	1,437,946
BAE Systems PLC	312,760	2,009,490
MTU Aero Engines AG	11,690	1,690,338

		5,137,774

Air Freight & Logistics – 2.2%
Kuehne & Nagel International AG	20,830	2,837,475
SG Holdings Co., Ltd.	195,500	4,656,512

		7,493,987

Commercial Services & Supplies – 1.2%
Secom Co., Ltd.	48,900	4,044,433

Professional Services – 8.3%
Experian PLC	149,770	4,162,308
Intertek Group PLC	33,480	1,956,071
Intertrust NV(a)	105,301	1,325,488
Meitec Corp.	77,800	3,085,290
RELX PLC	442,415	9,442,214
Wolters Kluwer NV	111,614	7,900,498

		27,871,869

		44,548,063

Information Technology – 13.1%
IT Services – 3.3%
Amadeus IT Group SA - Class A	93,194	4,386,536
Capgemini SE	40,130	3,353,358
Otsuka Corp.	77,900	3,320,918

		11,060,812

Company	Shares	U.S. $ Value

Software – 9.0%
Avast PLC(a)	656,887	$3,175,850
Check Point Software Technologies Ltd.(b)	47,723	4,798,071
Constellation Software, Inc./Canada	8,173	7,428,004
Nice Ltd.(b)	30,798	4,453,257
Oracle Corp. Japan	81,600	7,117,393
SAP SE	33,199	3,706,601

		30,679,176

Technology Hardware, Storage & Peripherals – 0.8%
Samsung Electronics Co., Ltd.	69,430	2,699,544

		44,439,532

Consumer Staples – 11.5%
Food & Staples Retailing – 1.7%
Koninklijke Ahold Delhaize NV	255,550	5,953,438

Food Products – 4.6%
Danone SA	29,720	1,902,028
Morinaga & Co., Ltd./Japan	62,600	2,562,631
Nestle SA (REG)	66,860	6,844,311
Salmar ASA	124,770	4,127,883

		15,436,853

Personal Products – 0.8%
Unilever PLC	52,300	2,637,499

Tobacco – 4.4%
British American Tobacco PLC	105,731	3,601,754
Philip Morris International, Inc.	82,540	6,022,118
Swedish Match AB	92,470	5,235,620

		14,859,492

		38,887,282

Health Care – 10.8%
Health Care Providers & Services – 1.1%
Galenica AG(a)	52,744	3,598,864

Pharmaceuticals – 9.7%
Astellas Pharma, Inc.	401,200	6,181,432
GlaxoSmithKline PLC	272,930	5,121,303
Novo Nordisk A/S - Class B	98,040	5,854,566
Roche Holding AG	39,787	12,801,150
Sanofi	32,730	2,833,597

		32,792,048

		36,390,912

Consumer Discretionary – 7.6%
Hotels, Restaurants & Leisure – 3.4%
Aristocrat Leisure Ltd.	330,464	4,282,034
Compass Group PLC	276,520	4,308,212
Sushiro Global Holdings Ltd.	209,600	3,072,712

		11,662,958

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.9%
Moneysupermarket.com Group PLC	830,710	$3,086,975

Leisure Products – 1.3%
Bandai Namco Holdings, Inc.	90,600	4,394,394

Specialty Retail – 0.7%
Hikari Tsushin, Inc.	13,700	2,292,462

Textiles, Apparel & Luxury Goods – 1.3%
adidas AG	19,420	4,311,772

		25,748,561

Communication Services – 7.5%
Diversified Telecommunication Services – 3.5%
HKT Trust & HKT Ltd. - Class SS	3,135,000	4,263,750
Nippon Telegraph & Telephone Corp.	256,100	6,125,046
TELUS Corp.	105,700	1,671,161

		12,059,957

Entertainment – 0.4%
Daiichikosho Co., Ltd.	48,600	1,300,640

Interactive Media & Services – 2.3%
Auto Trader Group PLC	893,040	4,825,804
Kakaku.com, Inc.	157,400	2,878,759

		7,704,563

Media – 1.3%
Cogeco Communications, Inc.	38,348	2,601,495
Informa PLC	318,590	1,735,267

		4,336,762

		25,401,922

Real Estate – 5.3%
Equity Real Estate Investment Trusts (REITs) – 4.0%
Merlin Properties Socimi SA	377,060	2,845,537
Nippon Building Fund, Inc.	827	5,563,191
Nippon Prologis REIT, Inc.	2,058	5,178,114

		13,586,842

Real Estate Management & Development – 1.3%
Vonovia SE	89,340	4,444,086

		18,030,928

Utilities – 4.7%
Electric Utilities – 3.3%
EDP - Energias de Portugal SA	1,339,740	5,390,291
Enel SpA	851,780	5,875,448

		11,265,739

Gas Utilities – 1.4%
Tokyo Gas Co., Ltd.	195,600	4,608,974

		15,874,713

Company	Shares	U.S. $ Value

Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Royal Dutch Shell PLC - Class B	267,701	$4,490,433

Total Common Stocks (cost $343,166,451)		307,997,385

SHORT-TERM INVESTMENTS – 8.0%
Investment Companies – 8.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $26,969,440)	26,969,440	26,969,440

Total Investments – 99.0% (cost $370,135,891)(f)		334,966,825
Other assets less liabilities – 1.0%		3,453,284

Net Assets – 100.0%		$338,420,109

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Futures	164	June 2020	$12,786,260	$1,147,898

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	936	USD	710	04/17/2020	$45,056
Bank of America, NA	HKD	31,065	USD	3,997	04/17/2020	(9,214)
Bank of America, NA	ILS	2,460	USD	714	04/17/2020	18,693
Bank of America, NA	JPY	331,522	USD	3,076	04/17/2020	(9,018)
Bank of America, NA	NOK	22,750	USD	2,557	04/17/2020	368,481
Bank of America, NA	USD	1,060	CAD	1,418	04/17/2020	(52,373)
Bank of America, NA	USD	19,737	JPY	2,162,962	04/17/2020	393,374
Bank of America, NA	CAD	1,504	USD	1,121	07/17/2020	51,388
Bank of America, NA	ILS	8,250	USD	2,274	07/17/2020	(67,828)
Barclays Bank PLC	CAD	24,673	USD	18,915	04/17/2020	1,379,592
Barclays Bank PLC	CHF	1,674	USD	1,735	04/17/2020	(5,230)
Barclays Bank PLC	EUR	1,262	USD	1,412	04/17/2020	19,048
Barclays Bank PLC	JPY	199,491	USD	1,821	04/17/2020	(36,036)
Barclays Bank PLC	SGD	11,918	USD	8,834	04/17/2020	446,483
Barclays Bank PLC	USD	1,424	AUD	2,168	04/17/2020	(90,832)
Barclays Bank PLC	USD	679	CAD	941	04/17/2020	(10,498)
Barclays Bank PLC	USD	1,563	EUR	1,418	04/17/2020	1,782
Barclays Bank PLC	USD	17,859	EUR	15,938	04/17/2020	(271,531)
Barclays Bank PLC	USD	1,787	ILS	6,312	04/17/2020	(3,596)
Barclays Bank PLC	USD	891	JPY	95,594	04/17/2020	(1,127)
Barclays Bank PLC	USD	689	SEK	6,491	04/17/2020	(32,815)
Barclays Bank PLC	KRW	888,738	USD	748	05/14/2020	17,600
Barclays Bank PLC	USD	1,064	KRW	1,314,936	05/14/2020	16,625
Barclays Bank PLC	USD	1,912	AUD	3,189	07/17/2020	49,720
Barclays Bank PLC	USD	1,509	AUD	2,448	07/17/2020	(2,523)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	4,427	USD	2,995	04/17/2020	$271,450
Brown Brothers Harriman & Co.	CAD	4,526	USD	3,427	04/17/2020	210,243
Brown Brothers Harriman & Co.	CHF	2,741	USD	2,831	04/17/2020	(18,529)
Brown Brothers Harriman & Co.	EUR	3,058	USD	3,423	04/17/2020	47,950
Brown Brothers Harriman & Co.	EUR	4,302	USD	4,701	04/17/2020	(46,323)
Brown Brothers Harriman & Co.	GBP	838	USD	1,093	04/17/2020	52,302
Brown Brothers Harriman & Co.	ILS	2,571	USD	753	04/17/2020	26,672
Brown Brothers Harriman & Co.	JPY	786,387	USD	7,405	04/17/2020	86,663
Brown Brothers Harriman & Co.	JPY	276,576	USD	2,556	04/17/2020	(17,765)
Brown Brothers Harriman & Co.	NOK	16,561	USD	1,810	04/17/2020	217,362
Brown Brothers Harriman & Co.	SEK	35,354	USD	3,713	04/17/2020	137,914
Brown Brothers Harriman & Co.	SGD	936	USD	695	04/17/2020	36,159
Brown Brothers Harriman & Co.	USD	1,797	AUD	2,718	04/17/2020	(125,142)
Brown Brothers Harriman & Co.	USD	708	CHF	684	04/17/2020	2,950
Brown Brothers Harriman & Co.	USD	1,308	EUR	1,196	04/17/2020	11,609
Brown Brothers Harriman & Co.	USD	2,233	EUR	1,999	04/17/2020	(27,147)
Brown Brothers Harriman & Co.	USD	4,000	HKD	31,065	04/17/2020	6,965
Brown Brothers Harriman & Co.	USD	892	ILS	3,199	04/17/2020	11,848
Brown Brothers Harriman & Co.	USD	1,563	ILS	5,378	04/17/2020	(43,536)
Brown Brothers Harriman & Co.	USD	4,210	JPY	460,586	04/17/2020	76,969
Brown Brothers Harriman & Co.	USD	1,252	NOK	12,021	04/17/2020	(95,973)
Brown Brothers Harriman & Co.	USD	1,608	SGD	2,234	04/17/2020	(36,208)
Brown Brothers Harriman & Co.	GBP	2,450	USD	3,040	07/17/2020	(7,850)
Brown Brothers Harriman & Co.	USD	2,511	EUR	2,284	07/17/2020	18,009
Brown Brothers Harriman & Co.	USD	5,403	JPY	585,302	07/17/2020	64,075
Deutsche Bank AG	ILS	44,725	USD	12,944	04/17/2020	309,654
Deutsche Bank AG	NOK	25,164	USD	2,731	04/17/2020	310,389
Deutsche Bank AG	USD	896	NOK	8,289	04/17/2020	(98,970)
Goldman Sachs Bank USA	USD	877	AUD	1,276	04/17/2020	(91,996)
Goldman Sachs Bank USA	USD	2,357	CAD	3,392	04/17/2020	53,470
Goldman Sachs Bank USA	USD	2,679	CAD	3,648	04/17/2020	(85,864)
Goldman Sachs Bank USA	USD	1,795	ILS	6,178	04/17/2020	(49,567)
Goldman Sachs Bank USA	CAD	1,213	USD	880	07/17/2020	17,142
Goldman Sachs Bank USA	USD	717	EUR	633	07/17/2020	(16,409)
Goldman Sachs Bank USA	USD	1,211	JPY	133,167	07/17/2020	32,737
JPMorgan Chase Bank, NA	EUR	2,663	USD	2,924	04/17/2020	(14,858)
JPMorgan Chase Bank, NA	ILS	3,492	USD	1,012	04/17/2020	25,703
JPMorgan Chase Bank, NA	JPY	96,163	USD	881	04/17/2020	(13,455)
JPMorgan Chase Bank, NA	USD	2,143	CAD	2,959	04/17/2020	(40,222)
JPMorgan Chase Bank, NA	USD	1,072	EUR	956	04/17/2020	(17,043)
JPMorgan Chase Bank, NA	USD	1,272	JPY	139,083	04/17/2020	22,741
JPMorgan Chase Bank, NA	USD	1,777	NOK	17,008	04/17/2020	(141,142)
JPMorgan Chase Bank, NA	USD	7,899	SEK	74,640	04/17/2020	(351,479)
JPMorgan Chase Bank, NA	KRW	2,608,493	USD	2,185	05/14/2020	42,576

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	SGD	869	USD	596	07/17/2020	$(16,449)
JPMorgan Chase Bank, NA	USD	3,776	AUD	5,793	07/17/2020	(211,550)
JPMorgan Chase Bank, NA	USD	4,644	EUR	4,221	07/17/2020	29,314
Royal Bank of Scotland PLC	AUD	4,552	USD	2,704	04/17/2020	(96,197)
Royal Bank of Scotland PLC	EUR	1,982	USD	2,274	04/17/2020	86,640
Royal Bank of Scotland PLC	JPY	148,958	USD	1,345	04/17/2020	(40,807)
Royal Bank of Scotland PLC	SEK	6,763	USD	717	04/17/2020	33,324
Royal Bank of Scotland PLC	SEK	10,590	USD	1,052	04/17/2020	(19,048)
Royal Bank of Scotland PLC	USD	5,608	AUD	8,100	04/17/2020	(625,069)
Royal Bank of Scotland PLC	USD	4,589	CHF	4,380	04/17/2020	(34,470)
Royal Bank of Scotland PLC	USD	1,253	SGD	1,792	04/17/2020	8,380
Royal Bank of Scotland PLC	USD	1,017	AUD	1,620	07/17/2020	(20,183)
Royal Bank of Scotland PLC	USD	1,405	EUR	1,274	07/17/2020	5,242
Royal Bank of Scotland PLC	USD	836	EUR	736	07/17/2020	(21,551)
Royal Bank of Scotland PLC	USD	4,160	JPY	449,290	07/17/2020	36,497
UBS AG	AUD	2,551	USD	1,556	04/17/2020	(13,245)
UBS AG	CHF	649	USD	673	04/17/2020	(1,733)
UBS AG	USD	706	AUD	1,030	04/17/2020	(72,133)
UBS AG	USD	1,650	CAD	2,378	04/17/2020	39,641
UBS AG	USD	1,095	EUR	991	04/17/2020	(1,404)
UBS AG	USD	1,090	GBP	838	04/17/2020	(49,255)
UBS AG	CAD	2,380	USD	1,687	07/17/2020	(5,743)

						$1,979,496

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $11,062,541 or 3.3% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,207,222 and gross unrealized depreciation of investments was $(47,248,894), resulting in net unrealized depreciation of $(32,041,672).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

EAFE – Europe, Australia, and Far East

MSCI – Morgan Stanley Capital International

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

19.8%	Japan
16.6%	United Kingdom
11.4%	Switzerland
5.4%	Netherlands
5.0%	Germany
4.6%	Canada
4.2%	Israel
3.5%	Singapore
2.9%	France
2.2%	Hong Kong
2.2%	Spain
1.8%	United States
1.8%	Italy
10.5%	Other
8.1%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following: Australia, Belgium, Denmark, Finland, Norway, Portugal, South Korea and Sweden.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$3,849,590	$50,335,449		$-0-	$54,185,039
Industrials	7,900,498	36,647,565		-0-	44,548,063
Information Technology	12,226,075	32,213,457		-0-	44,439,532
Consumer Staples	6,022,118	32,865,164		-0-	38,887,282
Health Care	-0-	36,390,912		-0-	36,390,912
Consumer Discretionary	-0-	25,748,561		-0-	25,748,561
Communication Services	4,272,656	21,129,266		-0-	25,401,922
Real Estate	-0-	18,030,928		-0-	18,030,928
Utilities	-0-	15,874,713		-0-	15,874,713
Energy	-0-	4,490,433		-0-	4,490,433
Short-Term Investments:
Investment Companies	26,969,440	-0-		-0-	26,969,440

Total Investments in Securities	61,240,377	273,726,448	†	-0-	334,966,825
Other Financial Instruments*:
Assets
Futures	1,147,898	-0-		-0-	1,147,898
Forward Currency Exchange Contracts	-0-	5,140,432		-0-	5,140,432
Liabilities
Forward Currency Exchange Contracts	-0-	(3,160,936)		-0-	(3,160,936)

Total	$62,388,275	$275,705,944		$-0-	$338,094,219

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2020 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,106	$116,915	$94,052	$26,969	$102
Government Money Market Portfolio*	-0-	23,931	23,931	-0-	2
Total				$26,969	$104

*	Investment of cash collateral for securities lending transactions.